Investments in Equity Accounted Investees - Summary of Financial Information of Significant Associate (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of associates [Line Items]
Total assets	₩ 35,574,563	₩ 33,175,710
Current assets	10,248,315	8,800,127
Non-current assets	25,326,248	24,375,583
Total liabilities	23,086,282	18,289,464
Current liabilities	10,984,976	9,954,483
Non-current liabilities	12,101,306	8,334,981
Revenue	23,475,567	24,336,571	₩ 27,790,216
Profit for the year	(2,872,078)	(179,443)	1,937,052
Other comprehensive income (loss)	204,258	(15,409)	(237,393)
Total comprehensive income	(2,667,820)	(194,852)	1,699,659
Paju Electric Glass Co., Ltd. [member]
Disclosure of associates [Line Items]
Total assets	195,815	194,021
Current assets	126,314	128,788
Non-current assets	69,501	65,233
Total liabilities	66,017	72,686
Current liabilities	51,625	66,797
Non-current liabilities	14,392	5,889
Revenue	346,434	384,144	408,846
Profit for the year	13,672	12,744	12,327
Other comprehensive income (loss)	9,933	2,612	(9,366)
Total comprehensive income	₩ 23,605	₩ 15,356	₩ 2,961